As filed with the Securities and Exchange Commission May 28, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___                    [   ]
Post-Effective Amendment No.  ___                  [   ]
(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Registrant's Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:  Service Class shares and Standard Class shares of beneficial interest, without par value, of Delaware VIP Smid Cap Growth Series. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on June 28, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Delaware Investments®

A member of Macquarie Group [LOGO]

DELAWARE VIP® TREND SERIES

(a series of Delaware VIP® Trust)

Dear Shareholder:

The enclosed Information Statement/Prospectus describes an upcoming transaction relating to the reorganization of the Delaware VIP® Trend Series (the “Trend Series”) with and into the Delaware VIP® Smid Cap Growth Series (the “Smid Cap Growth Series”) (together, the “Funds”), each of which is a series of Delaware VIP Trust (the “Trust”).  Shareholders of the Trend Series will receive shares of the Smid Cap Growth Series in a transaction that is intended to be a tax-free transaction under the Internal Revenue Code of 1986, as amended (the “Code”).  You do not need to take any action to approve this transaction.  The reorganization does not require shareholder approval, and you are not being asked to vote.

The reorganization has been carefully reviewed by the Funds’ Board of Trustees (the “Trustees”).  The Trustees, most of whom are not affiliated with Delaware Investments®, are responsible for protecting your interests as a shareholder or contract owner.  The Trustees believe the reorganization is in the best interests of the Funds.  This determination was based on several factors, including:

•
Assets within the Funds have not grown as expected and shareholders of both Funds could benefit from the combination of the Funds through a larger pool of assets, including realizing possible economies of scale;

•	The investment objectives, strategies and restrictions of the Trend Series and Smid Cap Growth Series are identical; and
•	The reorganization will meet the requirements of the Code to qualify as a tax-free reorganization.

The reorganization transaction is described in greater detail in the enclosed Information Statement/Prospectus.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.  If you have any questions, please feel free to call Delaware Investments at 800 523-1918.

Sincerely,

Patrick P. Coyne

Chairman, President, and Chief Executive Officer

COMMON QUESTIONS AND GENERAL INFORMATION
ABOUT THE REORGANIZATION TRANSACTION

The enclosed Information Statement/Prospectus describes the reorganization of Delaware VIP® Trend Series (the “Trend Series”) into VIP® Smid Cap Growth Series (the “Smid Cap Growth Series”) (together, the “Funds”), each of which is a series of Delaware VIP Trust (the “Trust”).  While we encourage you to read the full text of the enclosed Information Statement/Prospectus, below is a brief overview of the reorganization.  Please refer to the more complete information about the reorganization contained elsewhere in the Information Statement/Prospectus.

How will the reorganization transaction work?

The Smid Cap Growth Series will acquire substantially all of the assets of the Trend Series in exchange for shares of the Smid Cap Growth Series.  The Trend Series will then distribute Smid Cap Growth Series shares on a pro rata basis to its shareholders.  At the time of the Transaction, any shares of the Trend Series attributable to your account will be cancelled and your account will receive new shares in the same share class of the Smid Cap Growth Series that will have an aggregate value equal to the value of your account’s shares in the Trend Series.  This proposed reorganization transaction is referred to herein as the “Transaction.”

Why is the reorganization occurring?

Assets within the Trend Series have not grown as expected, and shareholders of both Funds could benefit from the combination of the Funds through a larger pool of assets, including realizing possible economies of scale.  Moreover, in January 2010, the Delaware VIP Trust’s Board of Trustees (the “Board”) approved changes to each Fund’s investment strategies and policies to reposition each Fund as a focus smid-cap growth fund (the “Repositioning”).  As a result of the Repositioning, the Trend Series and Smid Cap Growth Series have the same investment objective and identical overall investment strategies and policies, which should result in a relatively smooth transition following the Transaction.

How do the investment objectives, strategies, risks and policies of the Trend Series and the Smid Cap Growth Series compare?

As a result of the Repositioning, the investment objective of the Trend Series is identical to the investment objective of the Smid Cap Growth Series.  Both Funds seek long-term capital appreciation.  Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder or contract owner approval.

The overall investment strategies and policies of the Trend Series are identical to the investment strategies and policies of the Smid Cap Growth Series.  Furthermore, because the Funds have identical investment objectives and strategies, they are subject to the same types of risks.

How will the Transaction potentially benefit shareholders?

The Board considered a number of factors before approving the Transaction.  After considering these factors, the Board concluded that shareholders would potentially benefit from the Transaction in the following ways:

Q/A-1

•
Shareholders of the Trend Series and the Smid Cap Growth Series potentially could benefit by the growth in assets realized by combining the Series because a larger fund could realize cost savings due to efficiencies and economies of scale from the spreading of fixed costs over a larger asset base.  There can be no assurance, however, that such savings will be realized.

Will portfolio management change?

No.  Delaware Management Company (“DMC”), the investment manager for the Trend Series is also the investment manager for the Smid Cap Growth Series.  DMC will continue to serve as the investment manager following the closing of the Transaction.  The Trend Series and the Smid Cap Growth Series are currently managed by the same portfolio managers, and it is anticipated that those portfolio managers will remain in place following the Transaction.

What is the anticipated timetable for the Transaction?

It is currently anticipated that the Transaction will take place in October 2010.

Has the Board approved the Transaction?

Yes.  The Board has unanimously approved the Transaction.

Who will pay the expenses of the Transaction?

The expenses resulting from the Transaction will be shared as follows: 40% by DMC, 30% by the Trend Series, and 30% by the Smid Cap Growth Series.

What are the federal income tax consequences of the Transaction?

It is expected that shareholders of the Trend Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Trend Series for shares of the Smid Cap Growth Series pursuant to the Transaction.  Additionally, assuming each variable annuity contract or variable life insurance policy is treated as a variable annuity for federal income tax purposes, each contract owner will not recognize federal taxable income as a result of the Transaction.

How can I find more information on the transaction?

You should read the Information Statement/Prospectus, as it provides further details regarding the Transaction and each of the topics that were discussed briefly above.  If you have any questions, please feel free to call Delaware Investments at 800 523-1918.

Q/A-2

INFORMATION STATEMENT/PROSPECTUS

Dated June 28, 2010

Acquisition of substantially all of the assets of:

DELAWARE VIP® TREND SERIES

By and in exchange for shares of

DELAWARE VIP® SMID CAP GROWTH SERIES

(each a series of Delaware VIP® Trust)

This Information Statement/Prospectus is furnished in connection with the Plan of Reorganization dated May 20, 2010 (the “Plan”), which is attached hereto as Exhibit A, of Delaware VIP Trust (the “Trust”), on behalf of two series of the Trust: Delaware VIP Trend Series (the “Trend Series”) and Delaware VIP Smid Cap Growth Series (the “Smid Cap Growth Series”).  The Plan provides for: (1) the acquisition by the Smid Cap Growth Series of substantially all of the property, assets, and goodwill of the Trend Series in exchange for Service Class and Standard Class shares of the Smid Cap Growth Series; (2) the pro rata distribution of Service Class and Standard Class shares of the Smid Cap Growth Series to shareholders of the Trend Series; and (3) the liquidation and dissolution of the Trend Series (collectively, the “Reorganization”).  Both the Trend Series and the Smid Cap Growth Series (each, a “Fund” and together, the “Funds”) are open-end management investment companies registered with the U.S. Securities and Exchange Commission (“SEC”).

The principal offices of the Trust are located at 2005 Market Street, Philadelphia, PA 19103.  You can reach the Trust by telephone by calling 800 523-1918.  This Information Statement/Prospectus will be sent to shareholders on or about July 12, 2010.  This Information Statement/Prospectus is also available on the Internet at www.delawareinvestments.com.

This Information Statement/Prospectus sets forth concisely information that shareholders of the Trend Series should know about the Reorganization, and it should be retained for future reference.  The Prospectus of the Smid Cap Growth Series dated April 30, 2010 (the “Smid Cap Growth Series Prospectus”) is included with and is incorporated herein by reference (i.e., legally considered a part of this Information Statement/Prospectus), and it is intended to provide you with information about the Smid Cap Growth Series.

A Statement of Additional Information dated June 28, 2010 (the “Statement of Additional Information”) relating to this Information Statement/Prospectus, which includes more information about the Funds and the proposed transaction, has been filed with the SEC and is incorporated herein by reference.

The following documents have been filed with the SEC, and contain additional information about the Funds:  (1) the Prospectus of the Trend Series dated April 30, 2010 (the “Trend Series Prospectus”); (2) the Funds’ Statement of Additional Information dated April 30, 2010 (the “Funds’ SAI”); and (3) the Funds’ Annual Report for the fiscal year ended December 31, 2009.  Each of the foregoing documents is available upon oral or written request and without charge.  You can request a free copy of the Statement of Additional Information and other information by calling 800 523-1918, or by writing to the Delaware VIP® Trust at Attention:  Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

i

Shares of the Funds are held primarily by separate accounts of insurance companies that support certain variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).  For purposes of this Information Statement/Prospectus, the terms “you,” “your,” and  “shareholder” will be used to when referring to both owners of variable contracts having contract values allocated to a sub-account of an insurance company invested in shares of the Funds (“contract owners”) and shareholders of a Fund.

Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested.  No Macquarie Group company guarantees or will guarantee the performance of any Fund, the repayment of capital from any Fund, or any particular rate of return.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

WE ARE NOT ASKING YOU FOR A PROXY OR VOTING INSTRUCTIONS AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR VOTING INSTRUCTIONS.

ii

INFORMATION STATEMENT/PROSPECTUS

TABLE OF CONTENTS

                                                                                                                                                                                                                                                                                                                                    Page

PLAN OF REORGANIZATION FOR THE TREND SERIES                                                                                                                                                                                                                              1

SUMMARY OF THE PLAN                                                                                                                                                                                                                                                                                       1

What is the purpose of the Plan?                                                                                                                                                                                                                                                             1

What are the federal income tax consequences of the Transaction?                                                                                                                                                                                                1

How do the investment objectives, strategies, and policies of the Trend Series and the Smid Cap Growth Series compare?                                                                                               2

What are the principal risks associated with investments in the Funds?                                                                                                                                                                                       3

What are the fees and expenses of each Fund and what might they be after the Transaction?                                                                                                                                                    3

How do the performance records of the Funds compare?                                                                                                                                                                                                                    5

Who manages the Funds?                                                                                                                                                                                                                                                                         6

Where can I find more financial information about the Funds?                                                                                                                                                                                                        7

What are other key features of the Funds?                                                                                                                                                                                                                                           8

REASONS FOR THE TRANSACTION                                                                                                                                                                                                                                                                 9

INFORMATION ABOUT THE TRANSACTION AND THE PLAN                                                                                                                                                                                                                 11

How will the Transaction be carried out?                                                                                                                                                                                                                                             11

Who will pay the expenses of the Transaction?                                                                                                                                                                                                                                   12

What are the federal income tax consequences of the Transaction?                                                                                                                                                                                               12

What should I know about shares of the Smid Cap Growth Series?                                                                                                                                                                                                13

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?                                                                                                                                 14

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS                                                                                                                                                                  14

Are there any significant differences between the investment objectives of the Trend Series and the Smid Cap Growth Series?                                                                                    14

Are there any significant differences between the investment strategies and policies of the Trend Series and the Smid Cap Growth Series?                                                             15

How do the fundamental investment restrictions of the Funds differ?                                                                                                                                                                                            16

What are the risk factors associated with investments in the Funds?                                                                                                                                                                                            16

MORE INFORMATION ABOUT THE FUNDS                                                                                                                                                                                                                                                    18

PRINCIPAL HOLDERS OF SHARES                                                                                                                                                                                                                                                                   21

EXHIBITS
Exhibit A - Form of Plan of Reorganization
Exhibit B - Principal Holders of Shares as of June 21, 2010

PLAN OF REORGANIZATION FOR THE TREND SERIES

The Plan provides for: (1) the acquisition by the Smid Cap Growth Series of substantially all of the assets of the Trend Series in exchange for Service Class and Standard Class shares of the Smid Cap Growth Series; (2) the pro rata distribution of Service Class and Standard Class shares of the Smid Cap Growth Series to shareholders of the Trend Series; and (3) the liquidation and dissolution of the Trend Series.

SUMMARY OF THE PLAN

This is only a summary of certain information contained in the Information Statement/Prospectus.  You should read the more complete information in the rest of this Information Statement/Prospectus, including the Plan (attached as Exhibit A) and the Smid Cap Growth Series Prospectus, which are included with this Information Statement/Prospectus.

What is the purpose of the Plan?

The Board approved the Plan for the Funds, whereby substantially all of the Trend Series’ assets will be transferred to the Smid Cap Growth Series in exchange for shares of the Smid Cap Growth Series equal in value to the assets of the Trend Series that are transferred to the Smid Cap Growth Series.  The Smid Cap Growth Series shares will then be distributed pro rata to the Trend Series’ shareholders, and the Trend Series will be liquidated and dissolved.  This proposed reorganization transaction is referred to in this Information Statement/Prospectus as the “Transaction.”

The Transaction will result in your account’s shares of the Trend Series being exchanged for a number of Smid Cap Growth Series shares of the same class equal in total value to your account’s shares of the Trend Series.  This means that your insurance company separate account will cease to be a shareholder of the Trend Series and will become a shareholder of the Smid Cap Growth Series.  This exchange will occur on a date agreed to by the parties to the Plan (hereinafter, the “Closing Date”), which is currently expected to be in October 2010.

For the reasons set forth below under “Reasons for the Transaction,” the Board of Trustees of the Trust (the “Board”) has concluded that the Transaction is in the best interests of the Funds.  The Boards have also concluded that no dilution in value would result to the shareholders of the Funds as a result of the Transaction.

What are the federal income tax consequences of the Transaction?

It is expected that shareholders of the Trend Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Trend Series for shares of the Smid Cap Growth Series pursuant to the Transaction.  Additionally, assuming each variable annuity contract or variable life insurance policy is treated as a variable annuity for federal income tax purposes, each contract owner will not recognize federal taxable income as a result of the Transaction.  This is because contract holders that have selected either Fund as an investment option are not taxed currently on income or gains realized under such contracts until the income or gains are distributed to them.  Contract owners and shareholders should, however, consult their tax advisers regarding the effect, if any, of the Transaction in light of their individual circumstances.  Contract owners and shareholders should also consult their tax advisers about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.  For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction - What are the tax consequences of the Transaction?”

How do the investment objectives, strategies, and policies of the Trend Series and the Smid Cap Growth Series compare?

Like the Trend Series, the Smid Cap Growth Series is a mutual fund within the Trust  that is managed by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust.  In January 2010, the Trust’s Board approved changes to each Fund’s respective investment objective, investment strategies and investment policies to reposition each Fund as a focus smid-cap growth fund (the “Repositioning”).  The Board also approved a name change for the Smid Cap Growth Series (formerly, Delaware VIP Growth Opportunities Series), in order to reflect the Repositioning.  Each Fund’s transition to its new strategy occurred during the first quarter 2010.  As a result of the Repositioning, the investment objective of the Trend Series is the same as the investment objective of the Smid Cap Growth Series.  Both the Funds seek long-term capital appreciation.  Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

As a result of the Repositioning, the overall investment strategies and policies of the Trend Series are the same as the investment strategies and policies of the Smid Cap Growth Series.  The Funds invest primarily in common stocks of growth-oriented companies that the Series’ investment manager, DMC, believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy.  DMC particularly seeks small- to mid-sized companies.  DMC will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500® Growth Index.  Under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies.  Each Fund’s 80% policy may be changed without shareholder approval.  However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom up approach, DMC seeks to select securities of companies that it believes have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities.  DMC also considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.  All of these factors give DMC insight into the outlook for a company, helping DMC identify companies poised for sustainable free cash flow growth.  DMC believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

Each Fund generally holds 25 to 30 stocks, although from time to time each Fund may hold fewer or more names depending on our assessment of the investment opportunities available.  DMC maintains a diversified portfolio representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry could have on a Fund if it were to experience a period of slow or declining growth.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the principal risks associated with investments in the Funds?

As with most investments, investments in the Funds involve certain risks.  There can be no guarantee against losses resulting from an investment in either Fund, and there can be no assurance that either Fund will achieve its investment objective.

Because the Funds have identical investment objectives and strategies, they are subject to the same types of risks.  Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Other principal risks include: company size risk, credit risk, currency risk, derivatives risk, foreign risk, futures and options risk, interest rate risk, legislative and regulatory risk, limited number of stocks risk, and liquidity risk.

For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge structure for each Fund is identical: neither Fund charges any sales load.  The operating expenses shown for the Trend Series and Smid Cap Growth Series are based on expenses incurred during the Funds’ fiscal year ended December 31, 2009.  The expenses for Smid Cap Growth Series (Pro Forma) are estimated based on what the expenses of the Smid Cap Growth Series might have been for the year ended December 31, 2009, if the Transaction had occurred as of the beginning of that year.

The fees described in the following table relate only to the fees and expenses of the Funds and do not include any fees or expenses charged under a variable contract.  Variable contracts may impose sales charges and other ongoing fees and expenses on variable contract holders, which are described in your variable contract’s prospectus.

These tables do not reflect any fees, expenses and withdrawal charges imposed by the variable annuity contracts or variable life insurance policies for which the Funds serve as investment vehicles.  If those fees and expenses had been included, your costs would be higher.

FEE TABLES FOR

THE TREND SERIES AND THE SMID CAP GROWTH SERIES

Standard Class Shares
	Trend Series (actual)	Smid Cap Growth Series (actual)	Smid Cap Growth Series (pro forma after Transaction)1
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	none	none	None
Other Expenses	0.14%	0.32%	0.15%2
Total Annual Fund Operating Expenses	0.89%	1.07%	0.90%

Service Class Shares
	Trend Series (actual)	Smid Cap Growth Series (actual)	Smid Cap Growth Series (pro forma after Transaction)1
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%
Other Expenses	0.14%	0.32%	0.15%2
Total Annual Fund Operating Expenses	1.19%	1.37%	1.20%
Fee Waiver3	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	1.32%	1.15%

1.
Pro forma numbers estimate the expenses of Smid Cap Growth Series after the Transaction based on the estimated expenses of Smid Cap Growth Series before the Transaction, and giving effect to the acquisition by Smid Cap Growth Series of Trend Series’ assets.

2.
Included in “Other Expenses” is the portion of the one-time costs of the Transaction that will be allocated to the Smid Cap Growth Series.  The total costs of the Transaction are anticipated to total $112,287 of which $33,686 will be allocated to each of the Trend Series and the Smid Cap Growth Series.

3.
Service Class shares are subject to a Rule 12b-1 fee of 0.30% of average daily net assets.  The Funds’ distributor, Delaware Distributors, L.P. (“DDLP”), has contracted to limit Rule 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2010 through April 30, 2011.  This waiver may be terminated only by agreement of the DDLP and the applicable Fund.

Examples

The following examples help you compare the cost of investing in the Funds both before and after the Transaction.  You can also use these examples to compare the costs of these Funds with the cost of other mutual funds with similar investment objectives.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that the Funds provide a return of 5% a year and that operating expenses remain the same.  Your actual costs may be higher or lower than this example.

The examples do not reflect any fees, expenses or withdrawal charges imposed by the variable annuity contracts or variable life insurance policies for which the Funds serve as investment vehicles.  If those fees and expenses had been included, your costs would be higher.

Standard Class	1 Year	3 Years	5 Years	10 Years
Trend Series	$91	$284	$493	$1,096
Smid Cap Growth Series	$109	$340	$590	$1,306
Pro forma Smid Cap Growth Series (after the Transaction)	$92	$287	$498	$1,108

Service Class	1 Year	3 Years	5 Years	10 Years
Trend Series	$116	$373	$650	$1,439
Smid Cap Growth Series	$134	$429	$745	$1,642
Pro forma Smid Cap Growth Series (after the Transaction)	$117	$376	$655	$1,450

The numbers above are only examples.  They do not represent past or future expenses or returns.  Each of the Funds pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses that are allocated among the various series of the applicable Trust because they are not attributable to any particular series.

How do the performance records of the Funds compare?

As a result of the Repositioning, each Fund transitioned to invest primarily in common stocks of small-to-medium sized, growth-oriented companies whose total market capitalization at the time of investment will be within the range of the Russell 2500® Growth Index.  Prior to the Repositioning, the Trend Series invested primarily in stocks of small, growth-oriented companies, or emerging companies, and measured its performance against the Russell 2000® Growth Index.  Prior to the Repositioning, the Smid Cap Growth Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap® Growth Index.  The returns below may not be indicative of either Fund’s future performance, especially in light of the portfolio management team transitions and repositioning of the Funds in early 2010.  The performance history of the Funds prior to the Repositioning (before taxes and without sales charges) as of December 31, 2009 is shown below:

Fund and Class	1 Year	5 Years	10 Years or Since Inception(1)
Trend Series—Standard Class	54.73%	0.78%	(0.02)%
Smid Cap Growth Series—Standard Class	45.41%	2.96%	0.60%

Trend Series—Service Class	54.37%	0.54%	(1.23)%
Smid Cap Growth Series—Service Class	39.56%	0.84%	(1.02)%

(1)
Since inception returns are shown if the class existed for less than 10 years.  The inception date for the Trend Series—Service Class shares and the Smid Cap Growth Series—Service Class shares was May 1, 2000.

Who manages the Funds?

The management of the business and affairs of each Fund is the responsibility of the Board.  The Board and the Funds’ senior management select officers to be responsible for the day-to-day operations of the Funds.

DMC manages the assets and makes investment decisions for the Trend Series and the Smid Cap Growth Series.  DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments®), including DMC, are owned by Macquarie Bank Limited, a global provider of banking, financial, advisory, investment and fund management services.  DMC and its predecessors have been managing the assets of the Delaware Investments® Family of Funds since 1938.  As of March 31, 2010, DMC and its affiliates within Delaware Investments managed, in the aggregate, more than $135 billion in assets in various institutional or separately managed investment company and insurance accounts.

A discussion of the basis for the approval of the Funds’ investment advisory contracts by the Board is available in the Funds’ Annual Report for the period ended December 31, 2009.

Portfolio Managers of the Funds. The portfolio managers of the Funds are employed by DMC.  Christopher J. Bonavico and Kenneth F. Broad have primary responsibility for making day-to-day investment decisions for each Fund.  Messrs. Bonavico and Broad assumed responsibilities for each Fund in January 2010.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst.  Christopher J. Bonavico joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios.  He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts.  Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers.  Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst.  Kenneth F. Broad joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios.  Most recently, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts.  Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick.  He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Manager of Managers Structure.  Each Fund and DMC have received an exemptive order from the SEC to operate under a manager of managers structure that permits DMC, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of a Fund without shareholder approval (“Manager of Managers Structure”).  Under the Manager of Managers Structure, DMC has ultimate responsibility, subject to oversight by the  Board, for overseeing a Fund’s sub-advisors, and recommending to the Board their hiring, termination, or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with a Fund or DMC.  While DMC does not currently expect to use the Manager of Managers Structure with respect to the Funds, DMC may, in the future, recommend to the Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of a Fund’s portfolio.

The Manager of Managers Structure enables a Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

More Information.  The Funds’ SAI dated April 30, 2010 provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds  For information on how to obtain a copy of the Funds’ SAI, please see the section entitled “More Information about the Funds.”

Where can I find more financial information about the Funds?

The Funds’ Annual Report contains a discussion of each Fund’s performance during that Fund’s last fiscal year and shows per share information for each Fund’s past five fiscal years.  The Funds’ Annual Report for the fiscal year ended December 31, 2009, which contains audited financial statements of the Funds, is incorporated by reference into the Statement of Additional Information and is available upon request.  (See “More Information about the Funds” below.)  The Trend Series Prospectus and Smid Cap Growth Series Prospectus also contain further information about each Fund.

What are other key features of the Funds?

Investment Management Fees.  DMC is the investment manager of both the Trend Series and Smid Cap Growth Series, and has entered into an investment management agreement relating to both Funds that provides for reductions in the fee rate for each Fund as the assets of such Fund increase.  The fee schedule, which is identical for both Funds, and under which payments are made monthly based on the average daily net assets of the respective Fund during such month, at an annual rate as follows:

Investment Management Fee
0.75% on the first $500 million; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on assets in excess of $2.5 billion

Distribution Services. Pursuant to underwriting agreements relating to the Funds, Delaware Distributors, L.P. (“DDLP”), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds.  DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds’ Service Class shares under their Rule 12b-1 Plan.  DDLP is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc., and therefore of Macquarie Bank Limited, and is an affiliate of DMC.

Rule 12b-1 Plans.  Each Fund has adopted a separate distribution plan or “Rule 12b-1 Plan” for each Fund’s Service Class shares (each, a “Rule 12b-1 Plan”).

Each Rule 12b-1 Plan permits it to pay out of the assets of Service Class shares monthly fees to that Fund’s distributor for services and expenses in distributing and promoting shares of such classes.  The expenses may include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers, and others.  In addition, the Trust may make payments from the Rule 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Service Class shares or provide services with respect to the Service Class, pursuant to service agreements with the Trust.

Salesperson and Life Insurance Company Compensation.  The variable contract salesperson who sells your variable contract may be eligible to receive payments as compensation for an investment in a Fund.  Each Fund’s distributor and/or its affiliates may pay additional compensation of up to 0.40% of a Fund’s net assets (at their own expense and not as an expense of a Fund) to certain affiliated or unaffiliated financial intermediaries, such as participating insurance companies, brokers, or dealers, in connection with the sale or retention of Fund shares or insurance products that contain a Fund and/or the servicing of current and prospective contract owners.  The level of payments made to a financial intermediary in any given year may vary.  To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, a distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to financial intermediaries.

The maximum aggregate annual fee payable under the Funds’ Rule 12b-1 Plan is, on an annual basis, up to 0.30% of the average daily net assets of Service Class Shares.  This amount is currently contractually limited by DDLP to 0.25% from April 30, 2010 through April 30, 2011.

Purchase, Exchange, and Redemption Procedures.  Procedures for the purchase, exchange and redemption of each Fund’s shares are identical.  You may refer to the Smid Cap Growth Series Prospectus that accompanies this Information Statement/Prospectus, under the section entitled “Purchase and Redemption of Shares” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Smid Cap Growth Series’ shares.  Your variable contract may contain different provisions with respect to the timing and method of purchases, exchanges, and redemptions, and any related charges.

Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  Each Fund will also distribute net realized capital gains, if any, at least annually.  For more information about dividends, distributions and the tax implications of investing in the Smid Cap Growth Series, please see the Smid Cap Growth Series Prospectus under the section entitled “Dividends, Distributions and Taxes.”

REASONS FOR THE TRANSACTION

Based on the considerations described below, the Board, including the trustees who are independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Funds, has determined that the Transaction would be in the best interests of each Fund and that the interests of the each Fund’s existing shareholders would not be diluted as a result of the Transaction.

Managing mutual funds in an efficient and profitable manner requires significant assets, and DMC has been concerned about the long-term viability of the Funds due to their relatively decline in net assets in recent years.  The Trend Series has experienced a substantial decline in assets under management since its high asset level of approximately $631.7 million in December 2004.  Similarly, the Smid Cap Growth Series has also experienced a substantial decline in assets under management since its high of approximately $82.4 million in December 2003.  DMC has attributed the decline in the Funds’ assets to market volatility and the underperformance of the Funds relative to their competitors.  To address these concerns about the Funds’ viability, in January 2010, DMC recommended changes to the investment objective, principal investment strategies, policies and portfolio management team of each Fund, and the Board approved the recommended changes.  DMC replaced each Fund’s portfolio management team with DMC’s Focus Growth Team and transitioned each Fund to a focus smid-cap growth fund during the first quarter 2010.

DMC believed that by repositioning each Fund as a focus smid-cap growth fund, the distribution opportunities for each Fund could be improved, which could lead to improved asset growth.  In May 2010, DMC recommended that the Trend Series be reorganized into the Smid Cap Growth Series.  DMC reasoned that, by combining two funds that have identical investment objectives, strategies and policies, potential economies of scale and other efficiencies could be recognized, which would allow fixed costs to be spread over a larger asset base.

At a meeting of the Board held on May 18-20, 2010, DMC presented the Plan and provided data and analysis regarding the Transaction.  The Board considered a number of factors, including the following:

•
The compatibility of the Trend Series’ investment objective, policies, and restrictions with the investment objective, policies, and restrictions of the Smid Cap Growth Series as a result of the Repositioning;

•	The relative size of the Trend Series as compared to the Smid Cap Growth Series both before and after the Transaction;

•
The relative past and current decline in assets of the Funds and the anticipated future inability of the Trend Series to achieve satisfactory asset growth as analyzed by DDLP as the Fund’s distributor;

•
The relative performance of the Trend Series and the Smid Cap Growth Series for the year-to-date, one-, three-, five-, and ten-year periods, including performance during these periods on a risk-adjusted basis.

•	The fact that the portfolio management team is the same for both Funds;

•	The relative expense ratios of the Funds and the anticipated impact of the proposed Transaction on the expense ratios of the Smid Cap Growth Series both before and after fee waivers;

•	The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;

•	The estimated costs of the Transaction and the extent to which the Funds would bear such costs; and

•	The potential benefits of the proposed Transaction for the shareholders of the Trend Series and the Smid Cap Growth Series.

The Board noted that, as a result of the Repositioning, the Funds have the same investment objectives, investment strategies and investment policies.  The Board considered that, as a result of the Repositioning, the portfolio of the Trend Series is managed in the same manner (and has similar holdings) as the portfolio of the Smid Cap Growth Series, which would provide for a relatively smooth transition for the Trend Series, should the Transaction be approved.  A comparison of the investment objectives and strategies of the Funds is further detailed below under “Comparison of Investment Objectives, Strategies, Policies, and Risks.”

In deciding whether to recommend approval of the Transaction, the Board also considered the fees and expense ratios of the Smid Cap Growth Series and the Trend Series and the impact of existing contractual fee waivers on such expense ratios.  The Board considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base, although there can be no assurance that assets will increase or that operational savings will be realized.

DMC informed the Board that the Transaction would be structured as a tax-free reorganization.  DMC also informed the Board as to the estimated cost of the Transaction.  The Board considered that the expenses of the Transaction would be shared as follows: 40% by DMC, 30% by the Trend Series, and 30% by the Smid Cap Growth Series.  The total cost of the Transaction is anticipated to be approximately $112,287.

With respect to the Transaction, independent legal counsel advised the Independent Trustees of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve a merger of affiliated funds.  The Independent Trustees noted the representation by DMC that there would be no dilutive effect upon the shareholders of the Funds.  In considering approval of the agreements and the Transaction, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board.

The Board approved the Plan, concluding that the Transaction is in the best interests of each Fund and that no dilution of value would result to the shareholders of either Fund as a result of the Transaction.  The Board, included all of the Independent Trustees, making the foregoing determinations, then decided to approve the Transaction.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan.  You should read the Plan, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

The Transaction will take place after the parties to the Plan satisfy various conditions.  The Transaction will occur on the Closing Date, which is currently expected to be in October 2010.

The Trend Series will deliver to the Smid Cap Growth Series substantially all of its property, assets, and goodwill on the Closing Date.  In exchange, the Trend Series will receive Smid Cap Growth Series shares to be distributed pro rata to the Trend Series’ shareholders.  The value of the assets delivered to the Smid Cap Growth Series will be computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.  A business day is any day that the NYSE is open for business (“Business Day”).

The stock transfer books of the Trend Series will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date.  The Trend Series will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Smid Cap Growth Series.

To the extent permitted by law, the Plan may be amended at the direction of the Board, without shareholder approval.  The Board may also agree to terminate and abandon the Transaction at any time prior to the Closing if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses resulting from the Transaction, which include preparation, printing and mailing of this Information Statement/Prospectus, will be shared as follows: 40% by DMC, 30% by the Trend Series, and 30% by the Smid Cap Growth Series.  The total cost of the Transaction is projected to be $112,287.

What are the federal income tax consequences of the Transaction?

           The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service  and published judicial decisions, all of which are subject to change.  For federal income tax purposes, the insurance company is treated as the shareholder of the Funds rather than the contract owners that have selected either Fund as an investment option.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Assuming each variable annuity contract or variable life insurance policy is treated as a variable annuity for federal income tax purposes, each contract owner will not recognize federal taxable income as a result of the Transaction.  Based on certain assumptions made and representations to be made on behalf of the Trend Series and the Smid Cap Growth Series, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion to the effect that, for federal income tax purposes: (1) shareholders of the Trend Series will not recognize any gain or loss as a result of the exchange of their shares of the Trend Series for shares of the Smid Cap Growth Series; (2) the Smid Cap Growth Series and its shareholders will not recognize any gain or loss upon receipt by the Smid Cap Growth Series of the Trend Series’ assets; and (3) the holding period and aggregate tax basis for Smid Cap Growth Series shares that are received by a Trend Series shareholder will be the same as the holding period and aggregate tax basis of the shares of Trend Series previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Trend Series would recognize gain or loss on the transfer of its assets to the Smid Cap Growth Series and each shareholder of the Trend Series would recognize a taxable gain or loss equal to the difference between its tax basis in its Trend Series shares and the fair market value of the shares of the Smid Cap Growth Series it received.

Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund.  In light of the tax-favored status of the shareholders of the Trend Series and Smid Cap Growth Series, which are life insurance company separate accounts, the fact that the aggregate capital loss carryovers of a Fund may be subject to an annual limitation should not result in any material adverse tax consequences to the shareholders of either Fund or to contract owners that have selected either Fund as an investment option.

After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes.  You should consult your tax advisers regarding the effect, if any, of the Transaction in light of your individual circumstances.  You should also consult your tax advisers about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.  The tax treatment of payments made under a variable contract is described in the prospectus for the variable contract.

What should I know about shares of the Smid Cap Growth Series?

As a result of the Transaction, you will become a shareholder of the Smid Cap Growth Series.  Full and fractional shares of the Smid Cap Growth Series will be distributed to accounts currently holding shares of the Trend Series.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  These shares of the Smid Cap Growth Series will be recorded electronically in each shareholder’s account.  The Smid Cap Growth Series will then send a confirmation to each shareholder.

Smid Cap Growth Series shares issued in the Transaction will have the same rights and privileges as Trend Series shares.  For example, all shares have non-cumulative voting rights.  This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board.  If this happens, holders of the remaining shares voting would not be able to elect any trustees.

Like the Trend Series, the Smid Cap Growth Series does not routinely hold annual shareholder meetings.  The Smid Cap Growth Series may hold special meetings for matters requiring shareholder approval.  A meeting of the Smid Cap Growth Series’ shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president of the Trust.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of December 31, 2009, the capitalizations of the Smid Cap Growth Series and the Trend Series, and the pro forma capitalization of the Smid Cap Growth Series as adjusted to give effect to the proposed Transaction.  The capitalization of the Smid Cap Growth Series is likely to be different if and when the Transaction is actually consummated.

	Trend Series	Smid Cap Growth Series	Pro Forma Adjustments to Capitalization (1)	Smid Cap Growth Series after Transaction

	(audited)	(audited)	(unaudited)	(pro forma)

Net assets (all classes)	$322,177,640	$28,160,686	($67,372)	$350,270,954
Total shares outstanding	12,614,023	1,739,093	7,289,158	21,642,274

Service Class net assets	$241,328,141	$20,207,698	($49,406)	$261,486,433
Service Class shares outstanding	9,388,746	1,239,521	5,430,272	16,058,539
Service Class net asset value per share	$25.70	$16.30		$16.28

Standard Class net assets	$80,849,499	$7,952,988	($17,966)	$88,784,521
Standard Class shares outstanding	3,225,277	499,572	1,858,886	5,583,735
Standard Class net asset value per share	$25.07	$15.92		$15.90
(1)  Adjustments reflect the costs of the Transaction incurred by each Fund.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies, and policies, as well as the risks associated with such objectives, strategies, and policies.  For a complete description of the Smid Cap Growth Series’ investment strategies, policies, and risks, you should read the Smid Cap Growth Series Prospectus, which is included with this Information Statement/Prospectus.

Are there any significant differences between the investment objectives of the Trend Series and the Smid Cap Growth Series?

As a result of the Repositioning, the investment objective of the Trend Series is identical to the investment objective of the Smid Cap Growth Series.  Both Funds seek long-term capital appreciation.  Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval.

Are there any significant differences between the investment strategies and policies of the Trend Series and the Smid Cap Growth Series?

As a result of the Repositioning, the overall investment strategies and policies of the Trend Series are identical to the investment strategies and policies of the Smid Cap Growth Series.

The Funds invest primarily in common stocks of growth-oriented companies that the Series’ investment manager, DMC, believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy.  DMC particularly seeks small- to mid-sized companies.  For purposes of the Funds, DMC will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index.  As of its last reconstitution on June 30, 2009, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.773 billion and the median market capitalization was approximately $465 million.  The Index had a total market capitalization range of approximately $52 million to $4.244 billion.

Under normal circumstances, each Fund will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies.  Each Fund’s 80% Policy may be changed without shareholder approval.  However, shareholders will be given notice at least 60 days prior to any such change.

With respect to both the Trend Series and the Smid Cap Growth Series, DMC researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that DMC believes are the best investments for the Funds.  The following are descriptions of how the portfolio management team pursues both the Trend Series’ and the Smid Cap Growth Series’ investment objective.

Using a bottom up approach, DMC looks for companies that:

•	have large end market potential, dominant business models and strong free cash flow generation;
•	demonstrate operational efficiencies;
•	have planned well for capital allocation; and
•	have governance policies that tend to be favorable to shareholders.

There are a number of catalysts that might increase a company’s potential for free cash flow growth.  DMC’s disciplined, research-intensive selection process is designed to identify catalysts such

•	management changes;
•	new products;
•	structural changes in the economy; or
•	corporate restructurings and turnaround situations.

Each Fund generally holds 25 to 30 stocks, although from time to time each Fund may hold fewer or more names depending on DMC’s assessment of the investment opportunities available.  DMC maintains a diversified portfolio representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry could have on a Fund if it were to experience a period of slow or declining growth.

Each Fund invests 85% to 100% of its net assets in common stock with at least 80% in equity securities of small- and mid-capitalization companies.  Each Fund may invest up to 20% of its net assets in foreign issuers but direct ownership of foreign securities will typically not be a significant part of either Fund’s investment strategy.  Each Fund may invest up to 20% of its net assets in debt securities and bonds, including up to 15% of this portion in non-investment grade bonds if DMC believes that doing so would help DMC meet the Fund’s investment objective.  Each Fund may also invest in convertible bonds, preferred stock and convertible preferred stock, provided that, when aggregated, a Fund’s investments in debt securities and bonds do not exceed 35% of the Fund’s assets.

Other investments of the Funds include privately placed securities whose resale is restricted under U.S. law, futures and options, foreign currency transactions, initial public offerings, and when-issued and delayed-delivery securities.  In addition, each Fund may lend up to 25% of its net assets to qualified broker-dealers or institutional investors for use in securities transactions; borrow money from banks as a temporary measure or for emergency purposes or to facilitate redemptions; use repurchase agreements as short-term investments for a Fund’s cash position; hold a substantial part of its assets in cash or other high-quality, short-term instruments for temporary defensive purposes and invest up to 10% of its net assets in illiquid securities.

A more complete discussion of the investment and securities techniques and how a Fund uses them is included in the Smid Cap Growth Series Prospectus, which is enclosed with this Information Statement/Prospectus, under “The Securities in Which the Series Typically Invests.”

How do the fundamental investment restrictions of the Funds differ?

The Funds have adopted identical fundamental investment restrictions.  A Fund may not change any of its fundamental investment restrictions without a Majority Vote (as defined below) of its shareholders.  The Funds’ fundamental investment restrictions are listed in the Funds’ SAI, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement/Prospectus and is available upon request.

What are the risk factors associated with investments in the Funds?

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest.  Before you invest in a Fund, you should carefully evaluate the risks.  An investment in a Fund typically provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in a Fund.

Risks
Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.
 Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term.  Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

Industry and security risks:  Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Company size risk is the risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.  Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

Interest rate risk is the risk that securities will decrease in value if interest rates rise.  The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.  Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them.  Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value.  A series may also not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.  In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information about issuers and the information that is available tends to be of a lesser quality.  Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid, and subject to greater price volatility.

Political risk is the risk that countries or an entire region may experience political instability.  This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

Currency risk is the risk that the value of a fund’s investments may be negatively affected by changes in foreign currency exchange rates.  Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies.  There may be less information available about foreign issuers than domestic issuers.  Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

Transaction costs risk relates to the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, which may be higher than those involved in domestic transactions.

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.  Bonds rated below investment grade are particularly subject to this risk.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated.  Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Limited number of stocks risk is the possibility that a single security’s increase or decrease in value may have a greater impact on the series’ value and total return because the series may hold larger positions in fewer securities than other funds.

Derivatives risk is the possibility that the Series may experience a significant loss if it employs a derivatives strategy (including a strategy involving options and swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager had anticipated.  A significant risk of derivative transactions is the creditworthiness of the counterparty, since the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations.  Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

Legislative and regulatory risk is the risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.  Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.  For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a series.  Regulatory actions have also affected the high yield market.  Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield securities being issued and could make it more difficult for a series to attain its investment objective.

More Information - A more complete discussion of the risks of an investment in the Smid Cap Growth Series is included in the Smid Cap Growth Series Prospectus, which is enclosed with this Information Statement/Prospectus, under “What are the main risks of investing in the Series?” and in the Funds’ SAI, under “Investment Strategies and Risks.”  A more complete discussion of the risks of an investment in the Trend Series is included in the Trend Series’ prospectus, under What are the main risks of investing in the Series?” and in the Funds’ SAI, under “Investment Strategies and Risks.”

MORE INFORMATION ABOUT THE FUNDS

The Smid Cap Growth Series and Trend Series are separate series of the Delaware VIP® Trust, a Delaware statutory trust.  The Trust is registered as an open-end management investment company under the 1940 Act.  The Funds are mutual funds within the Delaware Investments® Family of Funds, and are managed by DMC, a series of Delaware Management Business Trust.

Transfer Agency Services.  Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the shareholder servicing, dividend disbursing, and transfer agent for the Funds and for other mutual funds in the Delaware Investments® Family of Funds.

Custodial Services.  The Bank of New York Mellon (“BNY Mellon”) is the custodian of the securities and other assets of both of the Funds.  The main office of BNY Mellon is One Wall Street, New York, NY 10286.

Fund Accounting and Fund Administration Services.  BNY Mellon provides fund accounting and financial administration services to each Fund.  Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services.

Oversight Services.  DSC also provides fund accounting and financial administration oversight services to the Funds.  Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

Additional Information.  More information about the Smid Cap Growth Series is included in:  (1) the current Smid Cap Growth Series Prospectus dated April 30, 2010, which is included with, considered a part of, and incorporated by reference into this Information Statement/Prospectus; (2) the Funds’ Statement of Additional Information dated April 30, 2010; (3) the Statement of Additional Information dated June 28, 2010 relating this Information Statement/Prospectus; and (4) the Funds’ Annual Report for the fiscal year ended December 31, 2009.  More information about the Trend Series is included in: (1) the Prospectus of the Trend Series dated April 30, 2010; (2) the Funds’ Statement of Additional Information dated April 30, 2010; (3) the Statement of Additional Information dated June 28, 2010 relating this Information Statement/Prospectus; and (4) the Funds’ Annual Report for the fiscal year ended December 31, 2009, each of which has been filed with the SEC.  Copies of each of these documents, which have been or will be filed with the SEC, are available upon request and without charge by calling 800 523-1918 or by writing to the Delaware VIP® Trust at Attention:  Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the Smid Cap Growth Series with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Smid Cap Growth Series and the shares it offers.  Statements contained herein concerning provisions of certain documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the full content of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and the following regional offices of the SEC:  New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

Shareholder Voting Information.  Although contract owners are not being asked to vote on the approval of the Transaction, the Trust is required by the rules of the SEC to summarize the voting rights of contract owners.  Whenever a matter affecting the Funds requires shareholder approval, a shareholder meeting generally will be held and a proxy statement and proxy/voting instruction forms will be sent to the Funds’ shareholders and to contract owners who have selected a Fund as an underlying mutual fund option.  Shares of the Funds are available exclusively as a pooled funding vehicle for variable contracts offered by the separate accounts, or sub-accounts thereof, of certain insurance companies.  The insurance companies own shares of the Funds as depositors for the contract owners.  Thus, contract owners do not vote on such matters directly because they are not shareholders of the Funds.  Rather, the insurance companies and their separate accounts are shareholders and will then vote the shares of the Funds attributable to the contract owners in accordance with contract owners’ voting instructions.  If voting instructions are not received, the separate accounts will vote the shares of the Funds for which voting instructions have not been received in proportion (for, against, or abstain) to those for which timely voting instructions have been received.  As a result, those contract owners that choose to vote, as compared with their actual percentage of ownership of the Funds, may control the outcome of the vote.  Each share of a Fund is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote.  Contract owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the proxy statement sent to the Fund’s shareholders and to variable contract owners.

The foregoing description of contract owner voting rights with respect to the Funds is only a brief summary of these rights.  Whenever shareholder approval of a matter affecting the Funds is required, the proxy statement sent to shareholders and to contract owners will fully describe the voting rights of contract owners and the voting procedures that will be followed at the shareholder meeting.

PRINCIPAL HOLDERS OF SHARES

On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of either Fund or class thereof.

To the knowledge of the Trust, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Trend Series or the Smid Cap Growth Series.  Except as noted therein, the Trust has no knowledge of beneficial ownership.

EXHIBITS TO
INFORMATION STATEMENT/PROSPECTUS

Exhibit A	-	Plan of Reorganization

Exhibit B	-	Principal Holders of Shares as of June 21, 2010

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this 20th day of May 2010, is adopted by the Board of Trustees of Delaware VIP® Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of two of its series, Delaware VIP® Smid Cap Growth Series (the “Acquiring Fund”), and Delaware VIP® Trend Series (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Standard Class (“Acquiring Fund Standard Class Shares”), and (b) shares of beneficial interest, without par value, of the Acquiring Fund – Service Class (“Acquiring Fund Service Class Shares”); (ii) the distribution of (a) Acquiring Fund Standard Class Shares to the holders of Acquired Fund – Standard Class (“Acquired Fund Standard Class Shares”), and (b) Acquiring Fund Service Class Shares to the holders of Acquired Fund – Service Class (“Acquired Fund Service Class Shares”), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution
of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date, including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  In no event will the Acquiring Fund assume or be responsible for any Liabilities of the Acquired Fund.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Standard Class Shares determined by dividing the net asset value per share of Acquired Fund Standard Class Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Standard Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Standard Class Shares as of Close of Business on the Valuation Date; and (ii) the number of Acquiring Fund Service Class Shares determined by dividing the net asset value per share of Acquired Fund Service Class Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Service Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Service Class Shares as of Close of Business on the Valuation Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”), with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of the Acquiring Fund Standard Class Shares and Acquiring Fund Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of the Acquired Fund Standard Class Shares and Acquired Fund Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be October 8, 2010 or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m., Eastern Time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the Acquired Fund, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2009, audited by Ernst & Young, LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund, including FIN 48 work papers and supporting statements, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities of the Acquired Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing; and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

(g)           For all taxable years and all applicable quarters of such years since its inception through the Closing, the Acquired Fund has satisfied the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund, including FIN 48 work papers and supporting statements, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code; the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing; and, consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

(g)           For all taxable years and all applicable quarters of such years since its inception through the Closing, the Acquiring Fund has satisfied, and after the Closing the Acquiring Fund will continue to satisfy, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(h)           The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2009, audited by Ernst & Young, LLP, and any unaudited financial statements, fairly present the financial position of the Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on Delaware 17, 1998, and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), Amended and Restated By-Laws (“By-Laws”), or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan.  The execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.  There is no inter-corporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           Except as discussed in their currently effective prospectuses, there are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Trust.

(i)           The Trust has duly and timely filed, on behalf of the Acquired Fund and the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund or the Acquiring Fund, and all such returns and reports accurately state, in all material respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund.  On behalf of the Acquired Fund or the Acquiring Fund, as appropriate, the Trust has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or the Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or the Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  No return filed by the Trust, on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or the Acquiring Fund, as appropriate.

(j)           All information provided by the Trust for inclusion in, or transmittal with, the combined information statement and prospectus with respect to this Plan shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(k)           No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund, as it is presently conducted, between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal, and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts, including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by the Trust’s transfer agent or the Trust’s President or its Vice-President to the best of their knowledge and belief.

(3)           All FIN 48 work papers and supporting statements pertaining to the Acquired Fund.

(e)           The Board of Trustees of the Trust shall mail, or cause to be mailed, to each shareholder of record a combined information statement and prospectus that complies in all material respects with the applicable provisions of the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(g)           As promptly as practicable, but in any case within sixty days after the Closing, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s Treasurer.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund, as it is presently conducted, between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall file with the U.S. Securities and Exchange Commission (the “Commission”) a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan, which have been adopted by the Trust’s Board of Trustees and certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That the Acquired Fund shall have declared a distribution or distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, for the taxable year ended December 31, 2009 and substantially all of such investment company taxable income for the short taxable year beginning on January 1, 2010 and ending on the date of the Closing (the “short taxable year”), (ii) the excess, if any, of the Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended December 31, 2009 and substantially all of such net tax-exempt income for the short taxable year, and (iii) all of the Acquired Fund’s net capital gains recognized in its taxable year ended December 31, 2009 and substantially all of any such capital gain recognized in the short taxable year (in each case after reduction for any capital loss carry-over).

(e)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(f)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust with regard to matters of fact in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code; except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund solely for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The aggregate tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(g)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Except as disclosed in each of the Acquired Fund’s and Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(5)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(6)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(7)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement, or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust, as deemed by each state commission or agency with which such eligibility is required, in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(j)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne 30% by the Acquired Fund; 30% by the Acquiring Fund; and 40% by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2010, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without vote or approval of the shareholders of the Acquired Fund, unless such vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall, or shall cause its agents to, prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by DMC at the time such Tax returns and Forms 1099 are prepared.

14.           Cooperation and Exchange of Information

The Acquired Fund and the Acquiring Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and the Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Delaware VIP Trust, on behalf of the
Delaware VIP Smid Cap Growth Series
and the Delaware VIP Trend Series

By:    /s/ Richard J. Salus
Richard J. Salus
Senior Vice President and
Chief Financial Officer

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

Fund Name / Class Name	Registration	Percentage
Delaware VIP® Trend Series
Standard Class
Service Class

Fund Name / Class Name	Registration	Percentage
Delaware VIP® Smid Cap Growth Series
Standard Class
Service Class

STATEMENT OF ADDITIONAL INFORMATION
Dated June 28, 2010

Acquisition of substantially all of the assets of:

DELAWARE VIP® TREND SERIES

By and in exchange for shares of

DELAWARE VIP® SMID CAP GROWTH SERIES

(each a series of Delaware VIP® Trust)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Delaware VIP Trend Series (the "Trend Series") in exchange for shares of Delaware VIP Smid Cap Growth Series (the "Smid Cap Growth Series").

This SAI consists of this Cover Page and the following documents, each of which is attached to and incorporated herein by reference (i.e., legally considered to be part of this SAI).

1.
Prospectus and Statement of Additional Information of the Series dated April 30, 2010, as previously filed via EDGAR are incorporated herein by reference to Delaware VIP Trust’s (the “Registrant’s”) filing under Rule 497 (Accession No. 0001206774-10-001105) filed April 30, 2010 and will be mailed to any shareholder who requests this SAI.

2.
The audited financial statements and related report of independent auditors included in the Annual Report of the Series for the fiscal year ended December 31, 2009 as previously filed via EDGAR is incorporated herein by reference to the Registrant’s filing on Form N-CSR (Accession No. 0001206774-10-000387) filed February 26, 2010 and will be mailed to any shareholder who requests this SAI.  No other parts of the Annual Report are incorporated by reference.

3.	Pro Forma Financial Statements for the Reorganization of the Trend Series into the Smid Cap Growth Series will be mailed to any shareholder who requests this SAI.

This SAI is not a prospectus; you should read this SAI in conjunction with the Information Statement/Prospectus dated June 28, 2010, relating to the above-referenced transaction. You can request a copy of the Information Statement/Prospectus by calling 800 523-1918 or by writing to Delaware VIP Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

Pro Forma Financial Statements

Under the Plan of Reorganization adopted by Delaware VIP Trust on behalf of its Delaware VIP Trend Series and Delaware VIP Smid Cap Growth Series, the Trend Series is to be reorganized into the Smid Cap Growth Series.  Shown below are unaudited pro forma financial statements for the combination of these Series that are designed to give an estimate of the effects of the reorganization, which is more fully described in the Information Statement/Prospectus dated June 28, 2010.

The Pro Forma Combined Schedule of Investments and Pro Forma Statement of Assets and Liabilities have been adjusted to give effect to the reorganization as if it occurred on December 31, 2009.  The Pro Forma Combined Statement of Operations for the Smid Cap Growth Series is for the twelve months ended December 31, 2009 and has been adjusted to give effect to the reorganization as if it occurred on January 1, 2009.

Delaware VIP® Smid Cap Growth Series
Pro Forma Portfolio of Investments(A)
As of December 31, 2009
(Unaudited)	% of Total Investments	Delaware VIP® Trend Series		Delaware VIP® Smid Cap Growth Series		Pro Forma Adjustments		Delaware VIP® Smid Cap Growth Series
	(Pro Forma						Market	Pro Forma Combined
	Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Common Stock	89.79%
Basic Industry/Capital Goods	8.89%
†Agrium		0	$ -	7,700	$ 473,550	0	$ -	7,700	$ 473,550
*Bucyrus International Class A		85,400	4,813,998	0				85,400	4,813,998
Cliffs Natural Resources				5,400	248,886			5,400	248,886
*Dynamic Materials		181,200	3,633,060					181,200	3,633,060
Flowserve				4,200	397,026			4,200	397,026
†*Itron		62,000	4,189,340					62,000	4,189,340
Joy Global				9,000	464,310			9,000	464,310
†*Mettler-Toledo International		16,900	1,774,331	1,500	157,485			18,400	1,931,816
†Middleby		90,700	4,446,114					90,700	4,446,114
†Mistras Group		209,800	3,159,588					209,800	3,159,588
†Quanta Services				14,600	304,264			14,600	304,264
Roper Industries				9,100	476,567			9,100	476,567
†Sanmina-SCI		484,300	5,341,829					484,300	5,341,829
†Tetra Tech		171,150	4,650,146					171,150	4,650,146
			32,008,406		2,522,088		0		34,530,494
Business Services	8.18%
†*Clean Harbors		44,300	2,640,723					44,300	2,640,723
†Corrections Corporation of America				17,700	434,535			17,700	434,535
Dun & Bradstreet				4,300	362,791			4,300	362,791
†Emergency Medical Services Class A		84,600	4,581,090					84,600	4,581,090
†Fiserv				5,600	271,488			5,600	271,488
†*FTI Consulting		71,700	3,381,372					71,700	3,381,372
†*Geo Group		231,700	5,069,596					231,700	5,069,596
Global Payments				9,400	506,284			9,400	506,284
†Hewitt Associates Class A				11,700	494,442			11,700	494,442
†Iron Mountain				12,900	293,604			12,900	293,604
†Net 1 UEPS Technologies		211,600	4,109,272					211,600	4,109,272
Solera Holdings		123,300	4,440,033					123,300	4,440,033
†*SuccessFactors		313,400	5,196,172					313,400	5,196,172
			29,418,258		2,363,144		0		31,781,402
Consumer Durables	0.11%
†LKQ				22,000	430,980			22,000	430,980
			0		430,980		0		430,980
Consumer Non-Durables	8.95%
†Amazon.com				4,200	564,984			4,200	564,984
American Eagle Outfitters				24,100	409,218			24,100	409,218
†Chico's FAS				27,900	391,995			27,900	391,995
Coach				13,800	504,114			13,800	504,114
†*Deer Consumer Products		229,500	2,597,940					229,500	2,597,940
†Dollar Tree				15,600	753,480			15,600	753,480
†GameStop Class A				12,500	274,250			12,500	274,250
Gap				21,700	454,615			21,700	454,615
†LKQ		224,800	4,403,832					224,800	4,403,832
†*lululemon athletica		175,452	5,281,105					175,452	5,281,105
†*Penske Auto Group		140,000	2,125,200					140,000	2,125,200
*†Rue21				5,300	148,877			5,300	148,877
†*Tractor Supply		81,900	4,337,424					81,900	4,337,424
†Ulta Salon Cosmetics & Fragrance		444,600	8,073,936					444,600	8,073,936
†Urban Outfitters				25,500	892,245			25,500	892,245
Williams-Sonoma		157,300	3,268,694	13,000	270,140			170,300	3,538,834
			30,088,131		4,663,918		0		34,752,049
Consumer Services	6.96%
†Bally Technologies				6,800	280,772			6,800	280,772
†*BJ's Restaurants		198,000	3,726,360					198,000	3,726,360
†*Cardtronics		726,600	8,043,462					726,600	8,043,462
†First Cash Financial Services		184,800	4,100,712					184,800	4,100,712
†*Gaylord Entertainment		168,700	3,331,825					168,700	3,331,825
*Host Hotels & Resorts				18,891	220,459			18,891	220,459
†*P.F. Chang's China Bistro		69,200	2,623,372					69,200	2,623,372
†*Texas Roadhouse Class A		279,200	3,135,416					279,200	3,135,416
†WMS Industries		34,900	1,396,000					34,900	1,396,000
*†Wynn Resorts				2,600	151,398			2,600	151,398
			26,357,147		652,629		0		27,009,776
Energy	3.81%
*Carbo Ceramics		63,350	4,318,570					63,350	4,318,570
Chesapeake Energy				13,400	346,792			13,400	346,792
*Core Laboratories		43,189	5,101,484	3,697	436,690			46,886	5,538,174
*Diamond Offshore Drilling				3,500	344,470			3,500	344,470
*†First Solar				1,800	243,720			1,800	243,720
†*Goodrich Petroleum		129,400	3,150,890					129,400	3,150,890
National Oilwell Varco				7,600	335,084			7,600	335,084
Noble Energy				7,200	512,784			7,200	512,784
			12,570,944		2,219,540		0		14,790,484
Financials	3.71%
†Affiliated Managers Group				4,100	276,135			4,100	276,135
Aon				6,000	230,040			6,000	230,040
†Artio Global Investors				10,300	262,547			10,300	262,547
Federated Investors Class B				9,300	255,750			9,300	255,750
Hanover Insurance Group		89,900	3,994,257	6,200	275,466			96,100	4,269,723
†IntercontinentalExchange				2,900	325,670			2,900	325,670
Lazard Class A		38,600	1,465,642					38,600	1,465,642
People's United Financial				17,600	293,920			17,600	293,920
†ProAssurance		69,200	3,716,732					69,200	3,716,732
†Stifel Financial		55,700	3,299,668					55,700	3,299,668
			12,476,299		1,919,528		0		14,395,827
Health Care	22.26%
†@Abraxis BioScience		240,168	9,738,812	2,600	105,430			242,768	9,844,242
†Acorda Therapeutics		125,200	3,157,544					125,200	3,157,544
Aetna				20,900	662,530			20,900	662,530
†Affymax				10,000	247,400			10,000	247,400
†Biogen Idec				8,900	476,150			8,900	476,150
†Boston Scientific				65,800	592,200			65,800	592,200
Cardinal Health				26,800	864,032			26,800	864,032
†*CardioNet		829,000	4,924,260					829,000	4,924,260
†CareFusion				23,900	597,739			23,900	597,739
†Celera		607,800	4,199,898					607,800	4,199,898
†Cephalon				10,200	636,582			10,200	636,582
†*Charles River Laboratories International		157,800	5,316,282	13,800	464,922			171,600	5,781,204
†*China Nuokang Bio-Pharmaceutical ADR		136,000	1,067,600					136,000	1,067,600
†Cypress Bioscience		230,305	1,326,557					230,305	1,326,557
Healthcare Services Group		222,400	4,772,704					222,400	4,772,704
†*Human Genome Sciences		193,000	5,905,800					193,000	5,905,800
†Ligand Pharmaceuticals Class B		661,900	1,436,323					661,900	1,436,323
†*Martek Biosciences		170,600	3,231,164					170,600	3,231,164
†*Masimo		123,500	3,756,870					123,500	3,756,870
†*OSI Pharmaceuticals		209,300	6,494,579					209,300	6,494,579
*Perrigo		190,000	7,569,600					190,000	7,569,600
†*Savient Pharmaceuticals		418,800	5,699,868	23,500	319,835			442,300	6,019,703
†Stericycle				4,200	231,714			4,200	231,714
STERIS		39,300	1,099,221					39,300	1,099,221
Stryker				11,700	589,329			11,700	589,329
†Syneron Medical		256,800	2,683,560					256,800	2,683,560
†Talecris Biotherapeutics Holdings		160,500	3,574,335					160,500	3,574,335
†*Wright Medical Group		247,100	4,682,545					247,100	4,682,545
			80,637,522		5,787,863		0		86,425,385
Technology	23.39%
†Activision Blizzard				30,100	334,411			30,100	334,411
*†Akamai Technologies				21,100	534,462			21,100	534,462
Applied Signal Technology		148,600	2,866,494	9,100	393,211			157,700	3,259,705
†*Arris Group		348,900	3,987,927					348,900	3,987,927
†*Aruba Networks		551,800	5,882,188					551,800	5,882,188
ASML Holding				12,221	416,614			12,221	416,614
†Avago Technologies				15,600	285,324			15,600	285,324
†BigBand Networks		711,100	2,446,184					711,100	2,446,184
†Citrix Systems				12,200	507,642			12,200	507,642
†Cogent		299,300	3,109,727					299,300	3,109,727
†*CommScope		210,700	5,589,871	18,700	496,111			229,400	6,085,982
†F5 Networks		77,800	4,121,844	7,000	370,860			84,800	4,492,704
*Harte-Hanks		296,300	3,194,114					296,300	3,194,114
Henry (Jack) & Associates		126,400	2,922,368					126,400	2,922,368
†Lam Research				11,300	443,073			11,300	443,073
†LSI				82,400	495,224			82,400	495,224
†*Nuance Communications		360,900	5,608,386	32,000	497,280			392,900	6,105,666
†Red Hat				9,400	290,460			9,400	290,460
†*Riverbed Technology		199,900	4,591,703	17,600	404,272			217,500	4,995,975
†*STEC		190,300	3,109,502					190,300	3,109,502
†*Sybase		137,300	5,958,820	10,700	464,380			148,000	6,423,200
†*Teradyne		559,300	6,001,289	20,000	214,600			579,300	6,215,889
†*TriQuint Semiconductor		1,077,900	6,467,400					1,077,900	6,467,400
†*Varian Semiconductor Equipment Associates		161,600	5,798,208					161,600	5,798,208
†*Veeco Instruments		220,500	7,285,320					220,500	7,285,320
†Volterra Semiconductor		300,000	5,736,000					300,000	5,736,000
			84,677,345		6,147,924		0		90,825,269
Transportation	3.40%
†Echo Global Logistics		38,200	484,758					38,200	484,758
*†Genco Shipping & Trading		65,900	1,474,842					65,900	1,474,842
*Hunt (J.B.) Transport Services		145,300	4,688,831	16,200	522,774			161,500	5,211,605
*Knight Transportation		184,800	3,564,792					184,800	3,564,792
†Marten Transport		137,800	2,473,510					137,800	2,473,510
			12,686,733		522,774		0		13,209,507
Utilities	0.13%
ITC Holdings				9,700	505,273			9,700	505,273
			0		505,273		0		505,273
Total Common Stock			320,920,785		27,735,661		0		348,656,446

Total Value of Securities Before Securities Lending Collateral	89.79%		320,920,785		27,735,661		-		348,656,446

Securities Lending Collateral**	10.21%
Investment Companies
Mellon GSL DBT II Collateral Fund		28,058,236	28,058,236	1,723,635	1,723,635			29,781,871	29,781,871
BNY Mellon SL DB II Liquidating Fund		8,805,547	8,704,283	1,159,895	1,146,556			9,965,442	9,850,839
†@Mellon GSL Reinvestment Trust II		462,002	19,635	83,589	3,553			545,591	23,188
Total Securities Lending Collateral©			36,782,154		2,873,744		0		39,655,898

Total Value of Securities	100.00%		$ 357,702,939		$ 30,609,405		$ -		$ 388,312,344

Total Investments at Cost			$ 297,185,404		$ 24,304,187		$ -		$ 321,489,591

†Non income producing security.
*Fully or partially on loan.
**See Note 6 in "Pro forma notes to financial statements."
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $9,867,430 which represented 2.82% of the Portfolio’s net assets. See Note 7 in “Pro forma notes to financial statements.”

©Includes $39,342,515 of securities loaned.

ADR – American Depositary Receipts

See Pro Forma Notes to Financial Statements

Delaware VIP® Smid Cap Growth Series
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of December 31, 2009
(Unaudited)
						Delaware VIP® Smid Cap Growth Series
				Pro Forma		Pro Forma
		Delaware VIP® Trend Series	Delaware VIP® Smid Cap Growth Series	Adjustments		Combined
Assets

Investments, at value		$ 320,920,785	$ 27,735,661	$ -		$ 348,656,446
Cash		2,354,991	387,943			2,742,934
Short-term investments held as collateral for loaned securities		36,782,154	2,873,744			39,655,898
Foreign currencies, at value		8,443	-			8,443
Receivable for securities sold		2,469,022	42,114			2,511,136
Interest receivable		9,581	148,573			158,154
Dividends receivable		7,248	11,354			18,602
Receivable for fund shares sold		65,499	600			66,099
Other assets		-	-			-
	Total Assets	362,617,723	31,199,989	-		393,817,712

Liabilities

Payable for securities purchased		2,714,377	4,090			2,718,467
Obligation to return securities lending collateral		37,325,785	2,967,119			40,292,904
Payable for fund shares purchased		69,272	31,102			100,374
Due to manager and affiliates		-	-			-
Other accrued expenses		330,649	36,992			367,641
Variation margin payable on futures contracts			-			-
Transaction costs payable		-	-	67,372	*	67,372
	Total Liabilities	40,440,083	3,039,303	67,372		43,546,758
Total net assets		$ 322,177,640	$ 28,160,686	$ (67,372)		$ 350,270,954

Investment at cost		$ 297,185,404	$ 24,304,187	$ -		$ 321,489,591
Foreign currencies, at cost		$ -	$ -	$ -		$ -

Components of Net Assets

Shares of beneficial interest
(unlimited authorization - no par)		$ 324,492,206	$ 26,839,946	$ -		$ 351,332,152
Accumulated net investment loss		(8,200)	-	(67,372)	*	(75,572)
Accumulated net realized loss on investments and foreign securities		(62,832,344)	(4,984,478)			(67,816,822)
Net unrealized appreciation of investments		60,525,978	6,305,218			66,831,196
Net Assets		$ 322,177,640	$ 28,160,686	$ (67,372)		$ 350,270,954

* Adjustment reflects the costs of the transaction to be incurred by the Funds.

Shares Outstanding		12,614,023	1,739,093	7,289,158		21,642,274

Standard Class Shares		9,388,746	1,239,521	5,430,272		16,058,539
Service Class Shares		3,225,277	499,572	1,858,886		5,583,735

Net Assets:

Standard Class Shares		$ 241,328,141	$ 20,207,698	$ (49,406)		$ 261,486,433
Service Class Shares		80,849,499	7,952,988	(17,966)		88,784,521

Net asset value per share:

Standard Class Shares		$25.70	$16.30			$16.28
Service Class Shares		$25.07	$15.92			$15.90

See Pro Forma Notes to Financial Statements

Delaware VIP® Smid Cap Growth Series
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended December 31, 2009
(Unaudited)

	Delaware VIP® Trend Series	Delaware VIP® Smid Cap Growth Series	Pro Forma Adjustments		Delaware VIP® Smid Cap Growth Series Pro Forma Combined

Investment Income:
Dividends	$ 980,204	$ 192,205	$ -		$ 1,172,409
Securities lending income	345,768	20,920			$ 366,688
Interest	9,603	373	-		9,976
Foreign tax withheld	(4,468)	(1,141)			(5,609)
Total investment income	1,331,107	212,357	-		1,543,464

Expenses:
Management fees	1,969,273	178,332			2,147,605
Distribution expenses - Service Class	202,691	20,200			222,891
Reports and statements to shareholders	114,518	13,524			128,042
Accounting and administration expenses	105,028	9,511			114,539
Legal fees	57,986	22,283	(25,493)	A	54,776
Dividend disbursing and transfer agent fees and expenses	38,055	13,064			51,119
Audit and tax	20,946	11,695	(10,950)	A	21,691
Trustees' fees	16,777	1,532			18,309
Custodian fees	6,896	698	(2,196)	A	5,398
Insurance fees	6,518	641			7,159
Dues and services	3,403	1,791	(1,664)	A	3,530
Consulting fees	3,337	323			3,660
Trustees' expenses	1,201	111			1,312
Pricing fees	614	439	(576)	A	477
Registration fees	51	54	(51)	A	54
	2,547,294	274,198	(40,930)		2,780,562
Less waived distribution expenses - Service Class	(33,846)	(3,369)			(37,215)
Total expenses	2,513,448	270,829	(40,930)		2,743,347

Net Investment Loss	(1,182,341)	(58,472)	40,930		(1,199,883)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized loss on investments	(13,119,369)	(1,570,591)	-		(14,689,960)
Net realized loss on foreign currencies	(27,829)	-	-		(27,829)
Net realized loss	(13,147,198)	(1,570,591)	-		(14,717,789)
Net change in unrealized appreciation/(depreciation)
of investments	131,642,200	10,567,944	-		142,210,144
Net Realized and Unrealized Gain on Investments and Foreign Currencies	118,495,002	8,997,353	-		127,492,355

Net Increase in Net Assets Resulting from Operations	$ 117,312,661	$ 8,938,881	$ 40,930		$ 126,292,472

ADecrease to reflect appropriate expense levels by merging the Funds.

See Pro Forma Notes to Financial Statements

Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series
Pro Forma Notes to Financial Statements
December 31, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 12 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series (formerly Delaware VIP Growth Opportunities Series), Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware VIP Trend Series by Delaware VIP Smid Cap Growth Series.  The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware VIP Trend Series by Delaware VIP Smid Cap Growth Series had taken place as of January 1, 2009.

Under the terms of the Plan of Reorganization, the combination of Delaware VIP Trend Series and Delaware VIP Smid Cap Growth Series will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisition would be accomplished by an acquisition (Transaction) of the net assets of Delaware VIP Trend Series in exchange for shares of the Delaware VIP Smid Cap Growth Series at net asset value.  The statement of assets and liabilities and the related statement of operations of Delaware VIP Trend Series and Delaware VIP Smid Cap Growth Series have been combined as of and for the twelve months ended December 31, 2009.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Delaware VIP Trend Series and Delaware VIP Smid Cap Growth Series included in their annual report dated December 31, 2009 or Statement of Additional Information dated April 30, 2010.  The pro forma financial statements do not reflect the repositioning of each Series that was effected in the first quarter 2010.

Following the Transaction, the Delaware VIP Smid Cap Growth Series will be the surviving entity for legal purposes. The surviving entity for fund accounting and performance purposes will be the Delaware VIP Trend Series.

2.  Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes - No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.  The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission.  The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government.  The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements.  Each repurchase agreement is at least 102% collateralized.  However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes.  Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Series adopted the Codification for the year ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

3.  Allocation of Transaction Costs
The total costs of the Transaction between Delaware VIP Trend Series and Delaware VIP Smid Cap Growth Series are estimated to be $112,287.  The costs of the Transaction, including costs of soliciting proxies in connection with the shareholder meeting, will be shared by the following parties in the percentages indicated: 30% by Delaware VIP Trend Series, 30% by Delaware VIP Smid Cap Growth and 40% by Delaware Management Company (DMC), a series of Delaware Management Business Trust.

4. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Series had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

6. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets).  The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00.  Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool.  The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold.  In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II.  The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

7. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Capital Shares
The pro forma net asset value per share for each class assumes the issuance of shares of the Series that would have been issued at December 31, 2009, in connection with the proposed reorganization.  The number of Series shares assumed to be issued is equal to the net asset value of the same class of the Delaware VIP Trend Series, as of December 31, 2009, divided by the net asset value per share of the respective class of the Series as of December 31, 2009.

PART C

Delaware VIP® Trust

OTHER INFORMATION

Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post Effective Amendment No. 46 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (November 16, 2006)  incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(i)
Executed Certificate of Amendment (November 15, 2006) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(ii)
Executed Certificate of Amendment (February 26, 2009) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.

(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(b)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

(i)	Amendment No. 1 (March 2002) to Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 30, 2002.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)	Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

1

                               (3)           Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization by Delaware VIP Trust, on behalf of its series, Delaware VIP Trend Series and Delaware VIP Smid Cap Growth Series, is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Agreement and Declaration of Trust. Articles III, IV, V, and VI of the Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(b)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreements.

(i)
Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(ii)
Executed Amendment No. 1 to Schedule I (May 20, 2003) to Distribution Agreement between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(iii)
Executed Distribution Expense Limitation Letter (April 29, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

2

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

(b)
Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Plan under Rule 12b-1 for Service Class (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(b)	Plan under Rule 18f-3 (November 16, 2000) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel (May 28, 2010) attached as Exhibit No. EX-99.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Form of Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization attached as Exhibit EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

3

                                                (a)           Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                                                                Amendment No. 35 filed February 8, 2002.

(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(ii)	Executed Schedule A (May 20, 2003) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(iii)
Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(b)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(c)
Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(i)
Amendment No. 4 (October 23, 2009) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm (May 26, 2010) attached as Exhibit No. EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and

(a)	Powers of Attorney (May 20, 2010) attached as Exhibit No. EX-99.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for the Delaware Investments Family of Funds (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(b)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

4

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

5

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on the 28th day of May, 2010.

DELAWARE VIP TRUST

By:                 /s/ Patrick P. Coyne
                           Patrick P. Coyne
         Chairman/President/Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	May 28, 2010

Thomas L. Bennett * Thomas L. Bennett	Trustee	May 28, 2010

John A. Fry * John A. Fry	Trustee	May 28, 2010

Anthony D. Knerr * Anthony D. Knerr	Trustee	May 28, 2010

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	May 28, 2010

Ann R. Leven * Ann R. Leven	Trustee	May 28, 2010

Thomas F. Madison * Thomas F. Madison	Trustee	May 28, 2010

Janet L. Yeomans * Janet L. Yeomans	Trustee	May 28, 2010

J. Richard Zecher * J. Richard Zecher	Trustee	May 28, 2010

Richard Salus Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	May 28, 2010

*By: /s/Richard Salus Richard Salus as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust)
Exhibit No.	Exhibit

EX-99.11.a	Opinion and Consent of Counsel (May 28, 2010)

EX-99.12.a	Form of Opinion and Consent of Counsel regarding tax matters

EX-99.14.a	Consent of Independent Registered Public Accounting Firm (May 26, 2010)

EX-99.16.a              Powers of Attorney (May 20, 2010)